Shareholders' capital - Stock Option Activity (Detail) CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD CAD / shares shares	Dec. 31, 2017 CAD $ / shares CAD / shares shares	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CAD CAD / shares shares
Number of awards
Beginning balance (in shares) | shares	6,045,014		7,164,652
Granted (in shares) | shares	2,328,343		2,596,025
Exercised (in shares) | shares	(1,634,501)		(3,715,663)
Ending balance (in shares) | shares	6,738,856		6,045,014		7,164,652
Exercisable (in shares) | shares	2,448,689	2,448,689
Weighted average exercise price
Beginning balance (CAD per share) | CAD / shares	CAD 9.64		CAD 6.92
Granted (CAD per share) | CAD / shares	12.82		10.85
Exercised (CAD per share) | $ / shares		$ 7.81		$ 5.25
Ending balance (CAD per share) | CAD / shares	11.18		CAD 9.64		CAD 6.92
Exercisable (CAD per share) | CAD / shares	CAD 10.03	$ 10.03
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	6 years 3 months 25 days		6 years 3 months 7 days		4 years 8 months 25 days
Granted, weighted average remaining contractual term	8 years		8 years
Exercised shares, weighted average remaining contractual term	3 years 9 months 4 days		2 years 21 days
Exercisable , weighted average remaining contractual term	5 years 7 months 10 days
Beginning balance, aggregate intrinsic value | CAD	CAD 10,595		CAD 28,561
Granted, aggregate intrinsic value | CAD			0
Exercised, aggregate intrinsic value | CAD	7,696		20,790
Ending balance, aggregate intrinsic value | CAD	19,380		CAD 10,595		CAD 28,561
Exercisable , aggregate intrinsic value | CAD	CAD 9,473,719	$ 9,473,719